Schedule of changes in claims with probable chance of loss (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
ProvisionsForLegalProceedingsLineItems [Line Items]
Beginning balance		R$ 1,151,087	R$ 1,151,524
Additions, inflation adjustments and exchange variation		309,891	313,137
Payments		(117,506)	(72,989)
Reversals	[1]	(189,642)	(240,585)
Ending balance		1,153,830	1,151,087
Labor claims member
ProvisionsForLegalProceedingsLineItems [Line Items]
Beginning balance		280,066	315,437
Additions, inflation adjustments and exchange variation		172,574	140,386
Payments		(70,968)	(42,174)
Reversals	[1]	(112,914)	(133,583)
Ending balance		268,758	280,066
Tax claims net member
ProvisionsForLegalProceedingsLineItems [Line Items]
Beginning balance		692,735	672,088
Additions, inflation adjustments and exchange variation		46,849	130,302
Payments		(3,659)	(21,649)
Reversals	[1]	(20,826)	(88,006)
Ending balance		715,099	692,735
Corporate claim member
ProvisionsForLegalProceedingsLineItems [Line Items]
Beginning balance		126,057	118,485
Additions, inflation adjustments and exchange variation		14,357	10,242
Payments		(40,109)
Reversals	[1]	(5,479)	(2,670)
Ending balance		94,826	126,057
Civil claims and other member
ProvisionsForLegalProceedingsLineItems [Line Items]
Beginning balance		52,229	45,514
Additions, inflation adjustments and exchange variation		76,111	32,207
Payments		(2,770)	(9,166)
Reversals	[1]	(50,423)	(16,326)
Ending balance		R$ 75,147	R$ 52,229

[1]	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.